Related Party Transactions (Details) - Key management personnel of entity or parent - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Key management personnel compensation, short-term benefits	$ 6.7	$ 7.3
Key management personnel compensation, share-based	$ 3.2	$ 19.4